Shareholder Report, Average Annual Return (Details) ITJR_MML Sustainable Equity Fund_Initial Class_TSR Annual {Initial Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class - without sales charge
Average Annual Return, Percent	11.50%	11.93%	12.98%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%